                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

                                TABLE OF CONTENTS

Item 1.    Reports to Stockholders.
Item 2.    Code of Ethics.
Item 3.    Audit Committee Financial Expert.
Item 4.    Principal Accountant Fees and Services.
Item 5.    Audit Committee of Listed Registrants.
Item 6.    Schedule of Investments
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End
           Management Investment Companies.
Item 8.    Purchases of Equity Securities by Closed-End Management Investment
           Company and Affiliated Purchasers.
Item 9.    Submission of Matters to a Vote of Security Holders.
Item 10.   Controls and Procedures.
Item 11.   Exhibits

ITEM 1.  REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 2004

                                              ADMINISTRATOR:
                                              --------------

                                              A
                                              BCS FINANCIAL SERVICES CORPORATION
                                             676 N. St. Clair, Chicago, IL 60611
                                              (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                                            February 16, 2005

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2004 Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                     Sincerely,

                                     David P. Behnke
                                     President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2004

                                                         PERCENTAGE
                                                             OF                   PAR             AMORTIZED
                                                         NET ASSETS              (000)               COST
                                                         ----------            -----------      -------------
GOVERNMENT AGENCY OBLIGATIONS                               65.6%
                                                         ----------
Federal National Mortgage Association
   Discount Notes (1)
   1.65% (01/03/05)                                                            $   455,053      $ 455,011,287
   (Cost $455,011,287)                                                                          -------------
                                                         ----------
REPURCHASE AGREEMENTS                                       34.6%
                                                         ----------
   Lehman Brothers, Inc.
   2.00%  (01/03/05)
   To be repurchased at $75,012,500
   (Collateralized by $72,248,000
   Federal National Mortgage Association Strips,
   2.63% to 6.63%; due 11/15/06 to 09/15/09;
   Market Value is $77,255,205)                                                     75,000         75,000,000

Morgan Stanley & Co.
   2.25% (01/03/05)
   To be repurchased at $100,018,780
   (Collateralized by $174,367,656
   Federal National Mortgage Association Bonds,
   Federal Home Loan Mortgage Corporation Bonds &
   Federal National Mortgage Association, Adjustable
   Rate Notes,4.00% to 6.00%, due 5/01/09 to 01/01/35;
   Market Value is $103,000,001)                                                   100,000        100,000,000

UBS Securities LLC
   2.13% (01/03/05)
   To be repurchased at $64,761,493
   (Collateralized by $90,274,239
   Federal National Mortgage Association Strips,
   due 08/01/34;
   Market Value is $66,695,409)                                                     64,750         64,750,000
                                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $239,750,000)                                                                            239,750,000
                                                                                                -------------

-----------------
1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                    (Audited)
                                December 31, 2004
                                   (Concluded)

TOTAL INVESTMENTS IN SECURITIES                            100.2%                               $ 694,761,287
                                                                                                =============
(Cost $694,761,287*)

LIABILITIES IN EXCESS OF OTHER ASSETS                        0.2%                                  (1,077,311)
                                                           -----                                -------------
NET ASSETS
(Applicable to 693,683,976 PCs outstanding)                100.0%                               $ 693,683,976
                                                           =====                                =============
NET ASSET VALUE
Offering and redemption price per PC
($693,683,976/693,683,976 PCs)                                                                  $        1.00
                                                                                                =============

*     Aggregate cost for Federal tax purposes. PC - Participation Certificate

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2004

                                                         PERCENTAGE
                                                             OF                    PAR               AMORTIZED
                                                         NET ASSETS               (000)                 COST
                                                         ----------              -------            -----------
GOVERNMENT AGENCY OBLIGATIONS                               34.3%
                                                         -------
BONDS
 Federal Home Loan Bank(1)                                   9.2%
  1.38%  (03/28/05)                                                              $ 3,000            $ 3,000,000
  1.43%  (04/04/05)                                                                3,000              3,000,000
  1.41%  (05/09/05)                                                                8,000              8,000,000
                                                                                                    -----------
                                                                                                     14,000,000
                                                                                                    -----------
Federal Home Loan Mortgage Corporation(1)                    7.3%
  1.42% (03/01/05)                                                                 6,000              6,000,000
  1.29% (03/23/05)                                                                 5,000              5,000,000
                                                                                                    -----------
                                                                                                     11,000,000
                                                                                                    -----------
DISCOUNT NOTES
 Federal National Mortgage Association(1)                   17.8%
  1.65% (01/03/05)                                                                27,000             26,997,525
                                                                                                    -----------
TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                  51,997,525
(Cost $51,997,525)                                                                                  -----------
                                                         -------
CORPORATE DEBT                                              61.7%
                                                         -------
COMMERCIAL PAPER                                            27.1%
ASSET BACKED SECURITIES

  Atlantis One Funding Corp.
    2.21% (02/09/05)                                                             $ 8,000            $ 7,980,846
  Blue Ridge Asset Funding Corp.
    2.34% (01/18/05)                                                              10,000              9,988,950
Delaware Funding Corp.
    2.34% (01/24/05)                                                              10,000              9,985,050
Park Granada LLC
    2.38%  (01/31/05)                                                             10,000              9,980,167
Silver Tower US Funding LLC
    2.00% (01/05/05)                                                               3,200              3,199,289
                                                                                                    -----------
                                                                                                     41,134,302

-----------------
1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                 See accompanying notes to financial statements.

                            MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2004
                                   (Continued)

                                                         PERCENTAGE
                                                             OF                    PAR               AMORTIZED
                                                         NET ASSETS               (000)                 COST
                                                         ----------              -------            -----------
CORPORATE DEBT (CONTINUED)

NOTES AND BONDS                                            16.5%
BANKS
  Bank of America N.A.
    2.30% (02/04/05)                                                              15,000             15,000,000
  Wells Fargo & Co.
    2.31% (01/03/05)                                                              10,000             10,000,000
                                                                                                    -----------
                                                                                                     25,000,000

LIFE INSURANCE                                              5.6%
  ING Security Life Institutional Funding(2)
    2.25% (01/28/05)                                                               1,500              1,500,808
  Metlife Global Funding(2)
    2.46% (01/28/05)                                                               7,000              7,000,000
                                                                                                    -----------
                                                                                                      8,500,808
                                                                                                    -----------
RETAIL - VARIETY STORES                                     6.6%
  Wal - Mart Stores, Inc.
    2.30 (02/22/05)                                                               10,000             10,000,441
                                                                                                    -----------
SECURITY BROKERS AND DEALERS                                0.9%
  Racers Trust(2)
    2.41% (01/24/05)                                                             $ 1,290            $ 1,290,000
                                                                                                    -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS                     5.0%
  General Electric Capital Corp.
    2.46% (01/09/05)                                                               7,500              7,510,598
                                                                                                    -----------
  TOTAL CORPORATE DEBT
  (Cost $93,436,149)                                                                                 93,436,149
                                                                                                    -----------

------------------
2 - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At December 31, 2004, the value of these securities amounted to approximately $9,791,000 or 6.46% of net assets.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2004
                                   (Concluded)

                                                         PERCENTAGE
                                                             OF                    PAR              AMORTIZED
                                                         NET ASSETS               (000)               COST
                                                         ----------              -------          -------------
MASTER NOTES                                                1.2%
                                                         ------
Merrill Lynch Mortgage Capital, Inc.
  2.48% (01/03/05)                                                                 1,865              1,865,000
 (Cost $1,865,000)                                                                                -------------
                                                         ------
REPURCHASE AGREEMENTS                                       2.9%
                                                         ------
UBS Securities LLC
  2.13% (01/03/05)
  To be repurchased at $4,340,770
  (Collateralized by $6,225,000
  Federal National Mortgage Association Strips,
  due 08/01/34;  Market Value is $4,472,224)
  (Cost $4,340,000)                                                                4,340              4,340,000
                                                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES                           100.1%                                  $ 151,638,674
  (Cost $151,638,674*)                                                                            -------------

LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.1%)                                      (194,904)
                                                         ------                                   -------------
NET ASSETS
  (Applicable to 151,444,627  PCs outstanding)            100.0%                                  $ 151,443,770
                                                         ======                                   =============
NET ASSET VALUE,
  Offering and redemption price per PC
  ($ 151,443,770/151,444,627 PCs)                                                                 $        1.00
                                                                                                  =============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2004

                                                              GOVERNMENT/REPO           MONEY MARKET
                                                                 PORTFOLIO                PORTFOLIO
                                                              ---------------           -------------
ASSETS
  Investments in securities, at amortized                     $   455,011,287           $ 147,298,674
  cost, which approximates market value

  Repurchase Agreements                                           239,750,000               4,340,000
  Cash                                                                    176                     992
  Accrued interest receivable                                          14,248                 221,924
  Other assets                                                         13,515                   7,980
                                                              ---------------           -------------
    Total Assets                                                  694,789,226             151,869,570

LIABILITIES
  Dividends payable                                                   970,218                 276,928
  Accrued expenses payable
    Payable to Investment Advisor (Note 2)                             61,665                  82,715
    Payable to Administrator (Note 2)                                  27,569                  16,393
    Payable to Custodian (Note 2)                                       5,170                   2,307
    Payable to Transfer Agent (Note 2)                                  5,438                   2,202
    Other liabilities                                                  35,190                  45,255
                                                              ---------------           -------------
    Total Liabilities                                               1,105,250                 425,800
                                                              ---------------           -------------

NET ASSETS                                                    $   693,683,976           $ 151,443,770
                                                              ===============           =============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                                     $          1.00           $        1.00
                                                              ===============           =============

Government/REPO Portfolio
1 billion PCs authorized; 693,683,976 PCs outstanding
($693,683,976/693,683,976 PCs)
Money Market Portfolio

2 billion PCs authorized; 151,444,627 PCs outstanding
($151,443,770/151,444,627 PCs)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2004

                                                                     GOVERNMENT/REPO       MONEY MARKET
                                                                        PORTFOLIO            PORTFOLIO
                                                                     ---------------     ---------------
INTEREST INCOME                                                      $     7,734,620     $     3,532,033
                                                                     ---------------     ---------------
EXPENSES
  Investment advisory fees (Note 2)                                          917,104             501,514
  Administration fees (Note 2)                                               271,867             128,065
  Custodian fees (Note 2)                                                     58,492              31,292
  Transfer agent fees (Note 2)                                                23,307              11,206
  Audit fees                                                                  33,285              16,034
  Legal fees                                                                  66,991              33,046
  Insurance expense                                                           35,367              29,735
  Trustee expense                                                             10,129               4,877
  Printing fees                                                               10,134               4,872
  Professional services fees                                                  12,999              15,001
  Miscellaneous                                                                1,684                 818
                                                                     ---------------     ---------------
    Total expenses                                                         1,441,359             776,460

    Less fees waived (Note 2)                                               (897,625)            (76,955)
                                                                     ---------------     ---------------
    Net Total Expenses                                                       543,734             699,505
                                                                     ---------------     ---------------
NET INVESTMENT INCOME                                                      7,190,886           2,832,528

NET REALIZED LOSS ON SECURITIES SOLD                                               -                (253)
                                                                     ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $     7,190,886     $     2,832,275
                                                                     ===============     ===============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED           YEAR ENDED
                                                               DECEMBER 31, 2004   DECEMBER 31, 2003
                                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                       $       7,190,886   $       2,986,368
   Net realized gain (loss) on securities sold                                 -                   -
                                                               -----------------   -----------------
   Net increase in net assets
      resulting from operations                                        7,190,886           2,986,368
                                                               -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income $.013
      and $.010 per PC, respectively                                  (7,190,886)         (2,986,368)
                                                               -----------------   -----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 9,870,593,549
      and 4,527,657,889 PCs, respectively                          9,870,593,549       4,527,657,889

   Value of 4,252,451 and 773,018 PCs
      issued in reinvestment of dividends, respectively                4,252,451             773,018

   Cost of 9,465,398,350 and 4,375,752,164
      PCs repurchased, respectively                               (9,465,398,350)     (4,375,752,164)
                                                               -----------------   -----------------

   Net increase in net assets resulting
      from capital transactions                                      409,447,650         152,678,743
                                                               -----------------   -----------------

   Total increase in net assets                                      409,447,650         152,678,743
                                                               -----------------   -----------------

NET ASSETS:

   Beginning of period                                               284,236,326         131,557,583
                                                               -----------------   -----------------

   End of period                                               $     693,683,976   $     284,236,326
                                                               =================   =================

   Accumulated Undistributed Net                               $               -   $               -
                                                               =================   =================
      Investment Income

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED           YEAR ENDED
                                                               DECEMBER 31, 2004   DECEMBER 31, 2003
                                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                       $       2,832,528   $       5,646,648
   Net realized loss on securities sold                                     (253)               (604)
                                                               -----------------   -----------------
   Net increase in net assets
      resulting from operations                                        2,832,275           5,646,044
                                                               -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income $.011
      and $.010 per PC, respectively                                  (2,832,528)         (5,646,648)

   From net capital gains                                                      -                (206)
                                                               -----------------   -----------------

   Total distributions                                                (2,832,528)         (5,646,854)
                                                               -----------------   -----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,056,496,195
      and 6,876,911,695 PCs, respectively                          2,056,496,195       6,876,911,695

   Value of 1,883,062 and 4,744,485  PCs
      issued in reinvestment of dividends, respectively                1,883,062           4,744,485

   Cost of  2,203,423,587 and 7,201,291,734
      PCs repurchased, respectively                               (2,203,423,587)     (7,201,291,734)
                                                               -----------------   -----------------

   Net decrease in net assets resulting
      from capital transactions                                     (145,044,330)       (319,635,554)
                                                               -----------------   -----------------

   Total decrease in net assets                                     (145,044,583)       (319,636,364)

NET ASSETS:

   Beginning of period                                               296,488,353         616,124,717
                                                               -----------------   -----------------

   End of period                                               $     151,443,770   $     296,488,353
                                                               =================   =================

   Accumulated Undistributed Net
      Investment Income                                        $               -   $               -
                                                               =================   =================

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                                   YEAR            YEAR            YEAR            YEAR           YEAR
                                                   ENDED          ENDED            ENDED           ENDED          ENDED
                                                 12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period           $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                               ------------    ------------    ------------    ------------    ------------

Income From Investment Operations:

Net Investment Income                                 0.013           0.010           0.016           0.038           0.062
Net Realized Gain (Loss) on Investments                   -               -               -               -               -
                                               ------------    ------------    ------------    ------------    ------------

Total From Investment Operations                      0.013           0.010           0.016           0.038           0.062
                                               ------------    ------------    ------------    ------------    ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                             (0.013)         (0.010)         (0.016)         (0.038)         (0.062)
Distributions to PC holders from
   Net Capital Gains                                      -               -               -               -               -
                                               ------------    ------------    ------------    ------------    ------------
Total Distributions                                  (0.013)         (0.010)         (0.016)         (0.038)         (0.062)
                                               ------------    ------------    ------------    ------------    ------------

Net Asset Value, End of Period                 $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                               ============    ============    ============    ============    ============

Total Return                                           1.29%           1.04%           1.62%           3.90%           6.37%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                $    693,684    $    284,236    $    131,558    $     59,237    $    223,510

Ratio of Net Total Expenses
   to Average Net Assets (1)                           0.10%           0.10%           0.10%           0.10%           0.10%

Ratio of Net Investment Income
   to Average Net Assets (2)                           1.32%           1.01%           1.61%           3.83%           6.19%

--------------------------

(1)   Without the waiver of a portion of advisory and administration fees (see
      Note 2), the ratio of total expenses to average daily net assets would have been .27%, .28%, .30%, .31% and .28% for the years ended December 31, 2004, 2003, 2002, 2001 and 2000, respectively.

(2)   Without the waiver of a portion of advisory and administration fees (see
      Note 2), the ratio of net investment income to average daily net assets would have been 1.15%, .83%, 1.41%, 3.62%, and 6.01% for the years ended December 31, 2004, 2003, 2002, 2001 and 2000, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED           ENDED           ENDED           ENDED           ENDED
                                                 12/31/04        12/31/03        12/31/02        12/31/01         12/31/00
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period           $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                               ------------    ------------    ------------    ------------    ------------

Income From Investment Operations:
Net Investment Income                                 0.011            0.01           0.017           0.040           0.062
Net Realized Gain (Loss) on Investments                   -               -               -               -               -
                                               ------------    ------------    ------------    ------------    ------------

Total From Investment Operations                      0.011            0.01           0.017            0.04           0.062
                                               ------------    ------------    ------------    ------------    ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                             (0.011)         (0.010)         (0.017)         (0.040)         (0.062)
Distributions to PC holders from
   Net Capital Gains                                      -               -               -               -               -
                                               ------------    ------------    ------------    ------------    ------------

Total Distributions                                  (0.011)         (0.010)         (0.017)         (0.040)         (0.062)
                                               ------------    ------------    ------------    ------------    ------------

Net Asset Value, End of Period                 $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                               ============    ============    ============    ============    ============

Total Return                                           1.15%           1.02%           1.72%           4.12%           6.32%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                $    151,444    $    296,488    $    616,125    $    715,564    $    315,424

Ratio of Net Total Expenses
  to Average Net Assets (1)                            0.27%           0.23%           0.22%           0.23%           0.27%

Ratio of Net Investment Income
  to Average Net Assets(2)                             1.10%           1.05%           1.70%           4.04%           6.15%

-------------------------

(1)   Without the waiver of a portion of advisory and administration fees (see
      Note 2), the ratio of total expenses to average daily net assets would have been .30%, .26%, .24% and .24% for the years ened December 31, 2004, 2003, 2002 and 2001, respectively.

(2)   Without the waiver of a portion of advisory and administration fees (see
      Note 2), the ratio of net investment income to average daily net assets would have been 1.07%, 1.02%, 1.68% and 4.03% for the years ended December 31, 2004, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                    (Audited)
                                December 31, 2004

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

      SECURITY VALUATION: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

      DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

      FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The Money Market Portfolio has a capital loss carry forward of $857 of which, if not utilized, $604 will expire in 2011 and $253 will expire in 2012. Distributions paid by the Portfolios in 2003 and 2004 have the same character for book and tax purposes.

      REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held were entered into on December 31, 2004.

      ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

      VARIABLE RATE OBLIGATIONS: For variable rate obligations, the interest rate presented is as of December 31, 2004, and the maturity shown is the date of the next interest readjustment.

      MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

      BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

      BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

      BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2004 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. Additionally, for the year ended December 31, 2004, BCSFSC voluntarily waived $187,378 of the $271,867, which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $710,247 and $76,955 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year-ended December 31, 2004.

      PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

NOTE 3. NET ASSETS

      At December 31, 2004, net assets for both book and tax purposes consisted of:

                                      Government/REPO     Money Market
                                         Portfolio          Portfolio
                                      ---------------    -------------
Paid-in Capital                       $   693,683,976    $ 151,444,627

Accumulated net realized (loss)
   On securities sold                               -             (857)
                                      ---------------    -------------

          TOTAL NET ASSETS            $   693,683,976    $ 151,443,770
                                      ===============    =============

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. comprised of Government/REPO Portfolio and Money Market Portfolio (collectively, the "Portfolios"), as of December 31, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolios' financial statements and financial highlights for the periods ended prior to December 31, 2004, were audited by other auditors whose report, dated February 2, 2004, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Portfolios' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2004, the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 16, 2005

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (Unaudited)
                                December 31, 2004

                                                                                                        Number of
                                           Term of                                                    portfolios in      Other
                                         office* and                                                   fund complex   trusteeships
        Name,         Position(s) held   length of                                                   overseen by the   held by the
 address, and age      with the fund    time served   Principal occupation(s) during past 5 years        trustee        trustee
--------------------  ----------------  ------------  ---------------------------------------------  ---------------  ------------
David P. Behnke(1)    Trustee,             1 Year     March 2003 to Present - Senior Vice President        Two        None
676 North St. Clair   President and                   and Chief Financial Officer, BCS Financial
Suite 1600            Chief Executive                 Corporation, BCS Financial Services
Chicago, IL 60611     Officer                         Corporation, BCS Insurance Company, BCS
Age 51                                                Life Insurance Company, Plans' Liability
                                                      Insurance Company and BCSI Holdings, Inc.;
                                                      (insurance holding company)
                                                      May 2000 to March 2003  - Vice President and
                                                      Chief Financial Officer, BCSI Holdings, Inc.;
                                                      Senior Vice President, BCS Insurance Company
                                                      2000 to May 2000 -Consultant,
                                                      PricewaterhouseCoopers LLP. (accounting fimr)

John G. Foos(1)       Executive            1 Year     2000 to Present - Senior Vice President and          Two        ElderTrust
1901 Market St.       Trustee              3 Years    Chief Financial Officer, Independence Blue                      (NYSE - REIT)
Philadelphia, PA      Trustee                         Cross.
19103 Age 55

Paul F. Brown         Trustee              1 Year     September 2002 to Present - Vice President           Two        None
225 North Michigan                                    and Deputy General Counsel, BlueCross
Avenue                                                BlueShield Association; 2000 to August
Chicago, IL 60611                                     2002 - Partner/Associate, Kirkland & Ellis.
Age 40                                                (law firm)

Emil D. Duda          Trustee              3 Years    March 2004 to Present - Senior Executive Vice        Two        None
165 Court Street                                      President and Chief Financial Officer, The
Rochester, NY 14647                                   Lifetime Healthcare Companies;
Age 53                                                2000 to February 2004 - Executive Vice
                                                      President and Chief Financial Officer, The
                                                      Lifetime Healthcare Companies.

Terry D. Kellogg      Trustee              1 Year     July 2002 to Present - Executive Vice                Two        None
450 Riverchase                                        President and Chief Financial Officer,
Parkway East                                          BlueCross BlueShield of Alabama;
Birmingham, AL 35244                                  2000 to June 2002 - Senior Vice President and
Age 51                                                Chief Financial Officer, BlueCross BlueShield
                                                      of Alabama.

(1) The Trustees of the Fund listed above may be deemed "interested persons" as defined in the Investment Company Act. David P. Behnke may be deemed an "interested person" of the Fund as a result of his status as President and Chief Executive Officer of the Fund. John G. Foos may be deemed an "interested person" of the Fund as a result of his status as Executive Trustee of the Fund.

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (continued)
                                December 31, 2004

                                           Term of                                                      Number of        Other
                          Position(s)   office* and                                               portfolios in fund  trusteeships
                             held        length of                                                 complex overseen   held by the
Name, address, and age   with the fund  time served  Principal occupation(s) during past 5 years    by the trustee      trustee
----------------------   -------------  -----------  -------------------------------------------  ------------------  ------------
C. Wyndham Kidd, Jr.     Trustee          1 Year     March 2000 to Present - Executive Vice               Two             None
1215 S. Boulder Ave.                                 President, Health Management and Chief
Tulsa, OK 74119                                      Financial Officer, Blue Cross Blue Shield
Age 54                                               of Oklahoma;
                                                     2000 to February 2000 - Executive Vice
                                                     President and Chief Financial Officer, Blue
                                                     Cross Blue Shield of Oklahoma.

Robert A. Leichtle       Trustee          4 Years    2000 to Present - Executive Vice President,          Two             None
1--20 East at Alpine                                  Chief Financial Officer and Treasurer,
Road                                                 BlueCross BlueShield of South Carolina.
Columbia, SC 29219
Age 58

Joseph F. Reichard,      Trustee          7 Years    2000 to Present - Vice President, Treasury           Two             None
CCM 120 Fifth Avenue                                 Services and Assistant Treasurer, Highmark,
Pittsburgh, PA 15222                                 Inc. (insurance company)
Age 57

Dale E. Palka            Treasurer        6 Years    March 2001 to Present - Senior Vice                  Two             None
676 North St. Clair                                  President, BCS Financial Services
Street Suite 1600        Chief            6 months   Corporation.
Chicago, IL 60611        Compliance                  2000 to March 2001 - Vice President, BCS
Age 56                   Officer                     Financial Services Corporation.

Sandra K. Strutz         Secretary        2 Year     September 2003 - Present - Assistant                 Two             None
676 North St. Clair                                  Secretary, BCS Financial Corporation;
Street Suite 1600                                    March 2003 to September 2003 - Secretary,
Chicago, IL 60611                                    BCS Financial Corporation
Age 49                                               November 2002 to March 2003 - Executive
                                                     Assistant & Corporate Meetings Coordinator,
                                                     BCS Financial Corporation
                                                     2000 to October 2002 - Executive Assistant,
                                                     BCS Financial Corporation.

----------------------
   * Term of office is one year

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 676 North St. Clair, 16th Floor, Chicago, Illinois 60640 or (312) 951-7700, respectively.

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                December 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                                                                                                   Expenses Paid During
                               Beginning Account Value           Ending Account Value                Six Months Ending
                                    July 1, 2004                  December 31, 2004                 December 31, 2004*
-----------------------------------------------------------------------------------------------------------------------
Actual                                $1,000.00                       $1,008.20                            $0.50

-----------------------------------------------------------------------------------------------------------------------
Hypothetical                          $1,000.00                       $1,025.10                            $0.50
(5% return before
expenses)

*Expenses are equal to the Fund's annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

                             MONEY MARKET PORTFOLIO

                                                                                                   Expenses Paid During
                               Beginning Account Value           Ending Account Value                Six Months Ending
                                    July 1, 2004                  December 31, 2004                 December 31, 2004*
-----------------------------------------------------------------------------------------------------------------------
Actual                                $1,000.00                       $1,007.20                            $1.41
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5%                      $1,000.00                       $1,025.10                            $1.43
return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of .28%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

                                  FUND PROFILE
                                   (Unaudited)
                                December 31, 2004

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                           GOVERNMENT/REPO PORTFOLIO

             Security Type                 % of Net Assets          Value
-------------------------------------      ---------------      --------------
SHORT TERM INVESTMENTS:
     Government Agency Obligations              65.60%          $  455,011,287
     Repurchase Agreements                      34.60%             239,750,000
LIABILITIES IN EXCESS OF OTHER ASSETS           -0.20%              (1,077,311)
                                               ------           --------------
     Net Assets-- 100.0%                       100.00%          $  693,683,976
                                               ======           ==============

                              Maturity Information

   Maturity         Amount Par       Percentage
-------------      ------------      ----------
    1 - 7 days     $694,803,000        100.0%
   8 - 14 days                -          0.0%
  15 - 30 days                -          0.0%
  31 - 60 days                -          0.0%
  61 - 90 days                -          0.0%
 91 - 120 days                -          0.0%
121 - 150 days                -          0.0%
 Over 150 days                -          0.0%
                   ------------        -----
                   $694,803,000        100.0%
                   ============        =====

                       Average Weighted Maturity - 3 days

                                  FUND PROFILE
                                   (Unaudited)
                                December 31, 2004
                                   (continued)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

             Security Type                 % of Net Assets           Value
-------------------------------------      ---------------      --------------
SHORT TERM INVESTMENTS:
     Government Agency Obligations               34.30%         $   51,997,525
     Commercial Paper                            27.10%             41,134,302
     Notes and Bonds                             16.50%             25,000,000
     Life Insurance                               5.60%              8,500,808
     Retail - Variety Stores                      6.60%             10,000,441
     Security Brokers and Dealers                 0.90%              1,290,000
     Short-Term Business Credit                   5.00%              7,510,598
     Institutions
     Repurchase Agreements                        2.90%              4,340,000
     Master Notes                                 1.20%              1,865,000
LIABILITIES IN EXCESS OF OTHER ASSETS            -0.10%               (194,904)
                                                ------          --------------
     Net Assets-- 100.0%                        100.00%         $  151,443,770
                                                ======          ==============

                              Maturity Information

  Maturity             Amount Par          Percentage
-------------        --------------        ----------
    1 - 7 days       $   61,405,000          40.5%
   8 - 14 days            7,500,000           4.9%
  15 - 30 days           22,790,000          15.0%
  31 - 60 days           41,000,000          27.0%
  61 - 90 days            8,000,000           5.3%
 91 - 120 days            3,000,000           2.0%
121 - 150 days            8,000,000           5.3%
 Over 150 days                    -           0.0%
                     --------------         -----
                     $  151,695,000         100.0%
                     ==============         =====

                       Average Weighted Maturity - 30 days

                                OTHER DISCLOSURES
                                   (Unaudited)
                                December 31, 2004

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. [The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.]

                           PLAN INVESTMENT FUND, INC.

                           676 North St. Clair Street
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

      DAVID P. BEHNKE                            TERRY D. KELLOGG
        President and Chief Executive              Executive Vice President and
      Officer                                    Chief Financial Officer,
        Plan Investment Fund, Inc.;                BlueCross BlueShield of
      Senior Vice President and                  Alabama
        Chief Financial Officer
      BCS Financial Corporation

      PAUL F. BROWN                              C. WYNDHAM KIDD, JR.
        Vice President and Deputy                  Executive Vice President,
      General Counsel,                           Health Management and
        BlueCross BlueShield Association           Chief Financial Officer,
                                                 Blue Cross Blue Shield
                                                   of Oklahoma

      EMIL D. DUDA                               ROBERT A. LEICHTLE
        Senior Executive Vice President            Executive Vice President,
      and Chief Financial Officer                Chief Financial Officer and
        The Lifetime Healthcare Companies          Treasurer
                                                 BlueCross BlueShield
                                                   of South Carolina

      JOHN G. FOOS                               JOSEPH F. REICHARD, CCM
        Executive Trustee,                         Vice President, Treasury
      Plan Investment Fund, Inc.                 Services and
        Senior Vice President and Chief            Assistant Treasurer
      Financial Officer                          Highmark, Inc.
        Independence Blue Cross

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

      (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The registrant's Board of Trustees has determined that Emil D. Duda, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2004 and 2003 for professional services rendered by the Fund's Independent Registered Public Accounting Firms. The Fund's Independent Registered Public Accounting Firm for the year-ended December 31, 2004 was Deloitte & Touche LLP. The Fund's Independent Registered Public Accounting Firm for year-ended December 31, 2003 was Ernst & Young LLP.

                               Year Ended December 31
                                2004           2003
                               -------        -------
Audit fees                     $20,000        $34,300
Audit-related fees              12,000         10,000
Tax fees                             0              0
All other fees                       0              0
                               -------        -------
Total                          $32,000        $43,300

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund's Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above in 2003 principally related to consultations on Sarbanes-Oxley implementation matters. The 2004 audit related fees shown above, are principally related to the semi-annual review of the financial statements as of June 30, 2004. Tax fees would be for fees billed for services rendered for tax compliance, tax advice and tax planning by the Fund's Independent Registered Accounting Firms. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2003 and 2004 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Fees Required to be Pre-Approved

Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee of the Fund also is required to pre-approve services by the Fund's auditor to certain affiliate entities defined by SEC rules, including the Fund's Advisor and any entity controlling, controlled by or under common control with the Advisor to extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund's Advisor for such services in 2003 was approximately $275,000 related to internal control reviews of the Advisor's trading operations. These services were pre-approved by the audit committee of the Fund. There were no non-audit fees to affiliates that required pre-approval in 2004.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund's Advisor and all affiliates as defined, totaled approximately $2,635,000 in 2003 and $680,000 in 2004, including services provided prior to May 6, 2003, the effective date of the pre-approval process. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm's independence.

Audit Committee Pre-Approval Policies

      The audit committee of the Fund has adopted policies that require that each engagement of the Fund's independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members. The Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

      Audited schedule of investments is included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      None.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

      (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Code of ethics. (incorporated by reference to Exhibit 10(a)(1) to the registrant's Form N-CSR Certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

      (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

      (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By: /s/ David P. Behnke
    --------------------------------
    David P. Behnke, President

Date:  February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David P. Behnke
    --------------------------------
    David P. Behnke, President
    (principal executive officer)

Date:  February 16, 2005

By: /s/ Dale E. Palka
    -------------------------------
    Dale E. Palka, Treasurer
    (principal financial officer)

Date:  February 16, 2005

                                  EXHIBIT INDEX

      (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

      (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.